UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA TOTAL RETURN STRATEGY FUND - ANNUAL REPORT FOR PERIOD ENDING
DECEMBER 31, 2005


[LOGO OF USAA]
   USAA(R)

                          USAA TOTAL RETURN
                                STRATEGY Fund(SM)

                                 [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Report of Independent Registered
      Public Accounting Firm                                                11

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       13

    Financial Statements                                                    14

    Notes to Financial Statements                                           17

EXPENSE EXAMPLE                                                             27

DIRECTORS' AND OFFICERS' INFORMATION                                        29

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          MARKETS RUN IN CYCLES; LAST YEAR'S
[PHOTO OF CHRISTOPHER W. CLAUS]       UNDERPERFORMINSG SECTOR OR MARKET COULD BE
                                       NEXT YEAR'S BIG WINNER - AND VICE VERSA.

                                                          "

                                                                    January 2006
--------------------------------------------------------------------------------

In some respects, 2005 was a repeat of 2004. The majority of the stock market's gains occurred in a relatively short period of time and in the final months of the year. This observation is significant, particularly for index fund investors, because it reminds us that we get only what the market gives us. So it makes sense for us to be patient and let our strategy work. After all, when it comes to investing, we must be present to win.

2005 was also a year that proved once again the value of that tried-and-true investment practice, diversification. A quick comparison of USAA's index funds - the S&P 500, the Extended Market, and the Nasdaq-100 - vividly makes the point. The USAA S&P 500 returned 4.77%, the USAA Extended Market returned 10.11%, and the USAA Nasdaq-100 returned 0.97%.*

As you can see, the USAA Extended Market Index Fund was the strongest performer, but no one could have predicted that a year ago. Markets run in cycles; last year's underperforming sector or market could be next year's big winner - and vice versa. So it pays to diversify your investment dollars across a number of different funds. Just because the USAA Extended Market Index Fund

--------------------------------------------------------------------------------
* As of 12/31/05, the average annual total returns for the following funds were as follows: USAA S&P 500 Index Fund 1-year 4.77%, 5-year 0.28%, since inception on 5/01/96 8.60%; USAA Nasdaq-100 Index Fund 1-year 0.97%, 5-year -7.47%, since inception on 10/27/00 -12.05%; and USAA Extended Market Index Fund 1-year 10.11%, 5-year 6.75%, since inception on 10/27/00 5.15%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

did well in '05 does not mean you should chase it in '06. A balanced approach is wiser, and diversification helps investors achieve that balance.

The same holds true for all your investment decision-making. Index investing is an excellent core strategy. A diversified low-cost index fund strategy gives you exposure to the primary areas of the market, but its returns are dependent on the performance of the underlying indexes, whereas the performance of actively managed funds is not. Active managers of these funds have the discretion to invest fund assets based on their experienced judgment and on changes in the economic and investment environment. Sometimes, their funds do not beat the indexes. However, in 2005, every one of our actively managed equity funds outperformed the USAA S&P 500 Index Fund.

So while indexing works well as a core investment strategy, it's not necessarily the sole solution. At USAA Investment Management Company, we are proud to offer a range of investment options. We believe that by combining our index and actively managed funds and using dollar-cost averaging, you can make the most of these opportunities. From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF STUART H. WESTER]              [PHOTO OF PAMELA BLEDSOE NOBLE]

STUART H. WESTER, CFA                    PAMELA BLEDSOE NOBLE, CFA
   USAA Investment Management Company       USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 From its inception date on January 24, 2005, through December 31, 2005, the USAA Total Return Strategy Fund had a total return of 0.44%. Your Fund seeks to have a positive total return every calendar year and, over the long term, seeks returns greater than the S&P 500 Index, which returned 9.17% for the period of January 24, 2005, through December 31, 2005. The Lipper Flexible Portfolio Funds Index returned 9.44% for the same period.

DID THE FUND ACHIEVE ITS INVESTMENT OBJECTIVE?

                 Yes. Your Fund has a very clear and measurable investment objective, which, again, is to seek a positive total return every calendar year and to seek returns greater than the S&P 500 Index, with less risk, over the long term. "LONG TERM" IS DEFINED AS FIVE YEARS OR MORE, since this period of time usually encompasses a full market cycle with both a bull and a bear market.

                 For the calendar year, the Fund had a positive total return, and we believe it's too soon to make a judgment on its performance versus the S&P 500 Index, since that objective covers a five-year period.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 THIS FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHILE A FIVE-YEAR TIME FRAME HAS NOT TRANSPIRED TO MEASURE THE FUND'S PERFORMANCE AGAINST THE S&P 500 INDEX, WHAT ARE YOUR THOUGHTS ON THE PROGRESS OF THE FUND IN MEETING THAT OBJECTIVE CONSIDERING THE SHORTFALL EXPERIENCED IN 2005?

                 Given the nature of the Fund's strategy and the investment models used in implementing that strategy, weak or strong performance relative to the S&P 500 Index over short periods of time such as a year is not surprising. The fact that the Fund fell short of the S&P 500 Index return in 2005 does not lessen our confidence in the Fund's ability to outperform the index with less risk over a five-year time period.

CAN YOU COMMENT ON THE FUND'S PERFORMANCE RELATIVE TO THE S&P 500 INDEX AND THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX?

                 The Fund's strategy is to shift assets among stocks, investment-grade bonds, or money market instruments so that, at any given time, virtually 100% of the Fund's assets are invested in one of these three asset classes. From the Fund's inception date through December 31, 2005, the Fund was invested in stocks 31% of the time and in money market instruments 69% of the time. The Fund was not invested in investment-grade bonds during the period. The Fund had performance below both the S&P 500 Index and the Lipper Flexible Portfolio Funds Index because it experienced a slight net loss during the periods of time when the Fund was invested in stocks, and largely it was not invested in stocks during the latter part of the year when stocks rose.

WHY WAS THE FUND LARGELY NOT INVESTED IN STOCKS IN THE LATTER PART OF THE YEAR?

                 Our investment model for the most part indicated risks were too high to invest in stocks in the latter part of the year.

                 THE PERCENTAGE OF TIME INVESTED IN ASSET CLASSES IS CALCULATED BY DIVIDING THE NUMBER OF MARKET DAYS (INCLUDING DAYS WHEN THE MARKET WAS CLOSED DUE TO HOLIDAY) IN THE PERIOD THAT THE FUND HELD THE PARTICULAR ASSET CLASS AS OF THE CLOSE OF THE MARKET DAY, BY THE TOTAL NUMBER OF MARKET DAYS IN THE PERIOD, WHICH CONSISTED OF 260 DAYS FROM 1/24/05 THROUGH 12/31/05.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 It's very important for shareholders to understand how the Fund works. It is not a short-term trading vehicle that seeks to be among the top-performing mutual funds each and every reporting period. Instead, it has been designed to give you exposure to stocks or bonds when our investment model shows that there is a high probability that one of these markets will move significantly higher, with acceptable risk. In 2005, even though stocks rose, there was generally a high level of risk, and we want to avoid being in the stock market when we believe the risk exceeds the potential reward.

                 Your Fund seeks to avoid or minimize big losses, which is one of the keys to investing successfully over the long term. Since World War II, the median decline of the 13 bear markets as measured by the S&P 500 Index is 27%. If you lose 27% of your money, you have to then earn 37% just to get back to even. Our long-term strategy is to seek to minimize the big losses associated with bear markets while still seeking to participate to a significant degree in strong upward moves.

WITH THE FUND INVESTED IN MONEY MARKET INSTRUMENTS 69% OF THE TIME DURING THE YEAR, WHY DIDN'T THE FUND EARN A RETURN CLOSER TO THAT OF MONEY MARKET SECURITIES?

                 When the Fund is invested in money market instruments, it earns the returns of money market securities. But as noted above, slight losses when the Fund was invested in stocks reduced those returns, resulting in a 0.44% return for the year.

WHY DID SOME SHAREHOLDERS HAVE A NEGATIVE RETURN IN 2005?

                 As with any mutual fund that invests in stocks or bonds, the Fund's share price fluctuated over the course of the year. Therefore, some shareholders experienced a negative return in 2005 because of timing; depending on when you invested, you captured the return from that point until the end of the calendar year.

 . . . C O N T I N U E D
========================--------------------------------------------------------

ARE YOU SATISFIED WITH THE PERFORMANCE OF THE FUND?

                 Yes, given that we fulfilled the only measurable objective we had, which was to provide a positive return for the calendar year. We believe it's way too soon to judge the Fund's performance accurately against the longer-term objective, sort of like calling the winner of a marathon 5 miles into the 26-mile race.

                 Successful investing over the long term requires knowledge, patience, and discipline. The Fund's investment model incorporates a tremendous amount of knowledge about how financial markets have operated historically. It's up to the shareholder to be patient and maintain discipline. Certainly you should monitor the Fund carefully against its objectives, but you shouldn't have unrealistic short-term expectations. To go back to our marathon analogy, you can't expect a long-distance runner to beat a sprinter in a 100-yard dash.

DO YOU EXPECT TO BE IN STOCKS OR INVESTMENT-GRADE BONDS MORE IN 2006?

                 We were in money market instruments at the end of the reporting period. If our proprietary indicators give us a buy signal, we will move into stocks or investment-grade bonds as the case may be, but we don't want to speculate on whether a buy signal will occur.

                 We thank you, our shareholders, for investing in this innovative mutual fund. We have a high degree of confidence in the Fund's strategy, and look forward to serving you for many years to come.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Shifts the Fund's assets among stocks, investment-grade bonds, or cash equivalents. Generally invests at any given time substantially all of the Fund's assets in either (1) stocks through the use of stock-based exchange-traded funds (ETFs),
                 (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds.

--------------------------------------------------------------------------------
                                                  SINCE INCEPTION ON 1/24/05
--------------------------------------------------------------------------------
Net Assets                                              $205.6 Million
Net Asset Value Per Share                                   $9.89

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05
--------------------------------------------------------------------------------
SINCE INCEPTION ON 1/24/05*                                     0.44%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    CUMULATIVE PERFORMANCE COMPARISON

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER FLEXIBLE                                USAA TOTAL
                   PORTFOLIO                                RETURN STRATEGY
                  FUNDS INDEX          S&P 500 INDEX             FUND
 1/24/05          $10,000.00            $10,000.00              $10,000.00
 1/31/05           10,126.44             10,152.39               10,000.00
 2/28/05           10,317.34             10,365.92               10,020.00
 3/31/05           10,134.26             10,182.55                9,854.00
 4/30/05            9,949.08              9,989.52                9,874.07
 5/31/05           10,178.67             10,307.10                9,884.10
 6/30/05           10,253.39             10,321.87                9,925.25
 7/31/05           10,581.46             10,705.56               10,096.37
 8/31/05           10,581.04             10,607.94                9,965.51
 9/30/05           10,734.60             10,693.81                9,998.75
10/31/05           10,588.04             10,515.44               10,018.93
11/30/05           10,842.09             10,912.75               10,039.11
12/31/05           10,943.60             10,916.59               10,043.95

                               [END OF CHART]

                     DATA SINCE FUND INCEPTION ON 1/24/05 THROUGH 12/31/05.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

                 THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX TRACKS THE PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER FLEXIBLE FUNDS CATEGORY. THIS CATEGORY ALLOCATES ITS INVESTMENTS
                 ACROSS VARIOUS ASSET CLASSES, INCLUDING DOMESTIC COMMON STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                           PERCENTAGE OF TIME INVESTED
                                IN ASSET CLASSES

              [PIE CHART OF PERCENTAGE OF TIME INVESTED
                          IN ASSET CLASSES]

Money Market Instruments                        69%
Stock-Based Exchange-Traded Funds               31%

                    [END CHART]

                 DATA SINCE FUND INCEPTION ON 1/24/05 THROUGH 12/31/05.

                 THE PERCENTAGE OF TIME INVESTED IN ASSET CLASSES IS CALCULATED BY DIVIDING THE NUMBER OF MARKET DAYS (INCLUDING DAYS WHEN THE MARKET WAS CLOSED DUE TO HOLIDAY) IN THE PERIOD THAT THE FUND HELD THE PARTICULAR ASSET CLASS AS OF THE CLOSE OF THE MARKET DAY, BY THE TOTAL NUMBER OF MARKET DAYS IN THE PERIOD, WHICH CONSISTED OF 260 DAYS FROM 1/24/05 THROUGH 12/31/05.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities of USAA Total Return Strategy Fund (a portfolio of USAA Investment Trust) (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Total Return Strategy Fund as of December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 15, 2006

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

PRINCIPAL                                                                       MARKET
   AMOUNT                                                                        VALUE
    (000)    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (99.9%)(a)
 $102,000    Deutsche Bank Securities, 4.15%, acquired on 12/30/2005 and due 1/03/2006 at $102,000 (collateralized by $104,045 of
                Federal Home Loan Bank Bonds(b), 2.38%, due 4/05/2006;
                market value $104,044)                                        $102,000
  103,473    UBS Securities LLC, 4.26%, acquired on 12/30/2005 and
                due 1/03/2006 at $103,473 (collateralized by $105,955 of
                Freddie Mac Notes(b), 5.25%, due 11/05/2012;
                market value $105,547)                                         103,473
                                                                              --------
                                                                               205,473
                                                                              --------

             TOTAL INVESTMENTS (COST: $205,473)                               $205,473
                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 (b) U.S. government agency issues. Securities issued by
                     government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

ASSETS

   Investments in repurchase agreements (cost approximates market value)     $205,473
   Cash                                                                             1
   Receivables:
      Capital shares sold                                                         562
      Interest                                                                     48
      USAA Investment Management Company (Note 5C)                                185
                                                                             --------
         Total assets                                                         206,269
                                                                             --------
LIABILITIES

   Payables:
      Capital shares redeemed                                                     472
   Accrued management fees                                                        114
   Accrued transfer agent's fees                                                    6
   Other accrued expenses and payables                                             47
                                                                             --------
         Total liabilities                                                        639
                                                                             --------
             Net assets applicable to capital shares outstanding             $205,630
                                                                             ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                           $206,752
   Accumulated net realized loss on investments                                (1,122)
                                                                             --------
             Net assets applicable to capital shares outstanding             $205,630
                                                                             ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                 20,786
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   9.89
                                                                             ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
PERIOD ENDED DECEMBER 31, 2005*

INVESTMENT INCOME

   Dividends                                               $   371
   Interest                                                  3,640
                                                           -------
      Total income                                           4,011
                                                           -------
EXPENSES

   Management fees                                             904
   Administration and servicing fees                           208
   Transfer agent's fees                                       346
   Custody and accounting fees                                  43
   Postage                                                      23
   Shareholder reporting fees                                    6
   Trustees' fees                                                9
   Registration fees                                           111
   Professional fees                                            38
   Other                                                         2
                                                           -------
      Total expenses                                         1,690
   Expenses paid indirectly                                     (2)
   Expenses reimbursed                                        (298)
                                                           -------
      Net expenses                                           1,390
                                                           -------
NET INVESTMENT INCOME                                        2,621
                                                           -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss on investments                         (1,122)
                                                           -------
Increase in net assets resulting from operations           $ 1,499
                                                           =======

   * FUND COMMENCED OPERATIONS ON JANUARY 24, 2005.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
PERIOD ENDED DECEMBER 31, 2005*

FROM OPERATIONS

   Net investment income                                         $  2,621
   Net realized loss on investments                                (1,122)
                                                                 --------
      Increase in net assets resulting from operations              1,499
                                                                 --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (2,621)
                                                                 --------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      241,837
   Reinvested dividends                                             2,185
   Cost of shares redeemed                                        (37,270)
                                                                 --------
      Increase in net assets from capital share transactions      206,752
                                                                 --------
   Net increase in net assets                                     205,630
                                                                 --------
NET ASSETS

   End of period                                                 $205,630
                                                                 ========
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     24,323
   Shares issued for dividends reinvested                             221
   Shares redeemed                                                 (3,758)
                                                                 --------
      Increase in shares outstanding                               20,786
                                                                 ========

   * FUND COMMENCED OPERATIONS ON JANUARY 24, 2005.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as non-diversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk. The Fund commenced operations on January 24, 2005.

         As a non-diversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              4. Repurchase agreements are valued at cost, which approximates market value.

              5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

                 is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

              Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the period ended December 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $2,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Effective January 6, 2006, the facility fees assessed by CAPCO will be limited to an amount not to exceed 0.07% annually of the $300 million loan agreement.

         For the period ended December 31, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the period ended December 31, 2005, was as follows:

                                                                2005
                                                            ----------

         Ordinary income*                                   $2,621,000


         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of December 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:


         Accumulated capital and other losses               $(1,122,000)


         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2005, the Fund had a current post-October loss of $285,000 and capital loss carryovers of $837,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2013. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 2005, were $616,312,000 and $615,190,000, respectively.

         The cost of securities, including short-term securities, at December 31, 2005, for federal income tax purposes, was $205,473,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year. For the period ended December 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $904,000.

              Beginning with the month ending January 31, 2006, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended January 31, 2006, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the period ended December 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $208,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the period ended December 31, 2005, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the period ended December 31, 2005, the Fund incurred reimbursable expenses of $298,000, of which $185,000 was receivable from the Manager at year-end.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

              Up to January 7, 2008, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of December 31, 2005, the carryover of excess expenses potentially reimbursable to the Manager was $298,000. The Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the period ended December 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $346,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2005, the Association and its affiliates owned 2,500,000 shares (12.0%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                      2005*
                                                                                  ------------
Net asset value at beginning of period                                              $  10.00
                                                                                    --------
Income (loss) from investment operations:
    Net investment income                                                                .15
    Net realized and unrealized gain (loss)                                             (.11)
                                                                                    --------
Total from investment operations                                                         .04
                                                                                    --------
Less distributions:
    From net investment income                                                          (.15)
                                                                                    --------
Net asset value at end of period                                                    $   9.89
                                                                                    ========
Total return (%)**                                                                       .44
Net assets at end of period (000)                                                   $205,630
Ratio of expenses to average net assets (%)***(a,b,c)                                   1.00
Ratio of expenses to average net assets, excluding reimbursements (%)***(a,b)           1.21
Ratio of net investment income to average net assets (%)***(b)                          1.88
Portfolio turnover (%)(d)                                                             443.18

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. *** For the period ended December 31, 2005, average net assets were
    $149,057,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective January 24, 2005, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(d) Calculated using average daily market value for the months during which the Fund was invested in long-term securities, which, for the period ended December 31, 2005, included seven months.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2005, through December 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

28

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2005

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING             ENDING                DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE            JULY 1, 2005 -
                                    JULY 1, 2005        DECEMBER 31, 2005       DECEMBER 31, 2005
                                    --------------------------------------------------------------
Actual                                $1,000.00            $1,012.00                  $5.04

Hypothetical
  (5% return before expenses)          1,000.00             1,020.20                   5.06

         *Expenses are equal to the Fund's annualized expense ratio of 0.99%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the current period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.20% for the six-month period of July 1, 2005, through December 31, 2005.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

30

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

36

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

                  TRUSTEES     Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

            ADMINISTRATOR,     USAA Investment Management Company
       INVESTMENT ADVISER,     P.O. Box 659453
              UNDERWRITER,     San Antonio, Texas 78265-9825
           AND DISTRIBUTOR

            TRANSFER AGENT     USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

             CUSTODIAN AND     State Street Bank and Trust Company
          ACCOUNTING AGENT     P.O. Box 1713
                               Boston, Massachusetts 02105

               INDEPENDENT     Ernst & Young LLP
         REGISTERED PUBLIC     100 West Houston St., Suite 1800
           ACCOUNTING FIRM     San Antonio, Texas 78205

                 TELEPHONE     Call toll free - Central time
          ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

            FOR ADDITIONAL     (800) 531-8181
         INFORMATION ABOUT     For account servicing, exchanges,
              MUTUAL FUNDS     or redemptions (800) 531-8448

           RECORDED MUTUAL     24-hour service (from any phone)
         FUND PRICE QUOTES     (800) 531-8066

               MUTUAL FUND     (from touch-tone phones only)
            USAA TOUCHLINE     For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               (800) 531-8777

           INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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

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                                     INSURANCE o MEMBER SERVICES

48703-0306                                  (C)2006, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Trustees of USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Trustees will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 10 funds in all. Only 1 fund of the Registrant, the Total Return Strategy Fund has a fiscal year-end of December 31 and is included within this report (the Fund). The Fund did not commence operations until January 24, 2005, therefore, December 31, 2005 is the first fiscal year end reporting period of the Fund. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Fund for the fiscal year ended December 31, 2005 was $17,000.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Fund's transfer agent USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) for professional services rendered by Ernst & Young, LLP for audit related services related to the annual study of internal controls of the transfer agent for the fiscal year ended December 31, 2005 was $50,000. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

-----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification   Tax Consulting &
               returns and excise   Investment   Review under      Other Additional
               tax calculations      Company     Subchapter M      Tax Services         TOTAL
-----------------------------------------------------------------------------------------------
FYE 12-31-2005     $ 4,575            $ 0          $1,243           $  944            $ 6,762
-----------------------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for the fiscal year ended December 31, 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2005 was $118,762.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST, TOTAL RETURN STRATEGY FUND

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.